Reporting Entity	6 Months Ended
Jun. 30, 2023
Reporting Entity [Abstract]
Reporting entity

1. Reporting entity

Cazoo Group Ltd (the “Company”) is an exempted company incorporated under the laws of the Cayman Islands on March 24, 2021. The Company’s registered office is at PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands. The Company’s principal executive office is at 41 Chalton Street, London, NW1 1JD, United Kingdom. The Group’s principal activity is the operation of an e-commerce platform for buying and selling used cars.

The unaudited condensed consolidated interim financial statements incorporate the accounts of the Company and entities controlled by the Company (“its subsidiaries”). The term “Group” means Cazoo Group Ltd and its subsidiaries.